Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Jul. 31, 2011
Document and Entity Information
Entity Registrant Name	ORANCO INC
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001098996
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,269,950
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 200,780	$ 267,758
Total Current Assets	200,780	267,758
TOTAL ASSETS	200,780	267,758
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	4,470
TOTAL CURRENT LIABILITIES	4,470
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 4,269,950 shares issued and outstanding at June 30, 2011 and December 31, 2010	4,270	4,270
Additional paid in capital	349,898	349,898
Deficit accumulated during the Development Stage	(157,858)	(86,410)
TOTAL STOCKHOLDERS' EQUITY	196,310	267,758
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 200,780	$ 267,758

BALANCE SHEETS PARENTHETICAL (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	4,269,950	4,269,950
Common stock shares outstanding	4,269,950	4,269,950

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		49 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenues
General and administrative	15,418	8,165	72,125	17,275	328,023
Valuation adjustment - available-for-sale securities					30,401
Total operating expenses	15,418	8,165	72,125	17,275	358,424
Net loss from operations	(15,418)	(8,165)	(72,125)	(17,275)	(358,424)
Interest and contract income	306	2,451	677	4,900	200,566
Net loss	$ (15,112)	$ (5,714)	$ (71,448)	$ (12,375)	$ (157,858)
Weighted average number of shares outstanding - basic	4,269,950	4,269,950	4,269,950	4,269,950
Weighted average number of shares outstanding - diluted	4,269,950	4,269,950	4,269,950	4,269,950
Net loss per share - basic and diluted	$ 0	$ 0	$ (0.02)	$ 0

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		49 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (71,448)	$ (12,375)	$ (157,858)
Net change in accounts payable	4,470	(1,194)	4,470
Net cash (used in) provided by operating activities	(66,978)	(13,569)	(153,388)
CASH FLOWS FROM INVESTING ACTIVITIES:
Changes in note receivable
Net cash provided by investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock			354,168
Net cash provided by financing activities			354,168
INCREASE (DECREASE) IN CASH	(66,978)	(13,569)	200,780
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	267,758	88,719
CASH AND CASH EQUIVALENTS AT END OF PERIOD	200,780	75,150	200,780
Supplemental disclosures of cash flow information:
Cash paid for income taxes
Cash paid for interest expense

Organization	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.       ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated under the laws of the state of Nevada on June 16, 1977 with authorized common stock of 100,000 shares at a par value of  $.25.   On June 10, 1997 the authorized common stock was increased to 100,000,000 shares with a par value of  $.001.

The Company was in the business of developing mineral deposits until 1983, when it abandoned all related activities. The Company has remained inactive since that time.

The Company is in the development stage.

Operating results for the three and six months ended June 30, 2011 are not necessarily indicative of the results that can be expected for the year ending December 31, 2011.

In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and all such adjustments are of a normal recurring nature.

Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Significant Accounting Policies [Text Block]
2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Methods

The Company recognizes income and expenses based on the accrual method of accounting.

Dividend Policy

The Company has not yet adopted a policy regarding payment of dividends.

Income Taxes

The Company utilizes the liability method of accounting for income taxes.  Under the liability method deferred tax assets and liabilities are determined based on the differences between financial reporting and the tax bases of the assets and liabilities and are measured using the enacted tax rates and laws that will be in effect, when the differences are expected to reverse.  An allowance against deferred tax assets is recorded, when it is more likely than not, that such tax benefits will not be realized.

On June 30, 2011, the Company had a net operating loss available for carryforward of  $152,847.  The tax benefit of approximately  $45,800 from the carryforward has been fully offset by a valuation reserve because the use of the future tax benefit is doubtful.  The net operating losses expire 20 years after they are incurred.

Financial and Concentrations Risk

The Company does not have any concentration or related financial credit risk except that the Company maintains cash in banks over the insured amounts of  $250,000, however they are considered to be in banks of high quality
Basic and Diluted Net Income (Loss) Per Share

Loss per share is computed based on the weighted average number of shares outstanding during the year. Diluted loss per common share is computed by dividing net loss by the weighted average number of common shares and potential common shares during the specified periods. The Company has no outstanding options, warrants or other convertible instruments that could affect the calculated number of shares.

Statement of Cash Flows

For the purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less to be cash equivalents.

Revenue Recognition

Revenue will be recognized on the sale and delivery of a product or the completion of a service provided.

Advertising and Market Development

The company will expense advertising and market development costs as incurred.

Estimates and Assumptions

Management uses estimates and assumptions in preparing financial statements in accordance with accounting principles generally accepted in the United States of America.  Those estimates and assumptions affect the reported amounts of the assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  Actual results could vary from the estimates that were assumed in preparing these financial statements.

Financial Instruments

The carrying amounts of the Company’s financial instruments are considered by management to be their estimated fair values due to their short term maturities.

Recent Accounting Pronouncements

The Company does not expect that the adoption of other recent accounting pronouncements will have a material impact on its financial statements.

Related Party Transactions	3 Months Ended
Jun. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]	3. RELATED PARTY TRANSACTIONS Officers-directors own 4.9% of the Company’s outstanding common stock.